UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check here if amendment [    ]; Amendment Number:
This Amendment     (Check only one.):  [    ] is a restatement
                             [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Barclays Bank PLC
Address:      12 East 49th Street
         New York, NY 10017

13F File Number:        28-5494

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        David S. Jones
Title:                       Vice President
Phone:                       212-415-5960
Signature, Place and Date of Signing:

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of other Managers Reporting for This Manager:

                        13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $200,289

FORM 13F INFORMATION TABLE
                                                                     INVESTMENT
      VOTING  AUTHORITY
                                            FAIR                     DISCRETION
              (SHARES)
ITEM 1                       ITEM 2ITEM 3   MARKET  SH/PRN  SH/ PUT  TYPE
      (A)SOLE (B)SHARED (C)NONE
ISSUER                       CLASS SECID    VALUE   AMOUNT  PRN CALL
 MGRS
-------------------------------------------------------------------------------
 ---------------------- ---------
AT&T CORP                    COM     1957109    5160   64650SH       SOLE
         64650         0       0
AMERICAN INTL GROUP INC      COM    26874107    8414   69750SH       SOLE
         69750         0       0
BRISTOL MYERS SQUIBB CO      COM   110122108    6374   99400SH       SOLE
         99400         0       0
CANON INC                    ADR   138006309     413   17300SH       SOLE
         17300         0       0
CITIGROUP INC                COM   172967101    4695   73500SH       SOLE
         73500         0       0
COCA COLA CO                 COM   191216100    4723   76950SH       SOLE
         76950         0       0
DAYTON HUDSON CORP           COM   239753106    8788  131900SH       SOLE
        131900         0       0
DELL COMPUTER CORP           COM   247025109    7308  178800SH       SOLE
        178800         0       0
EXXON CORP                   COM   302290101    8340  118200SH       SOLE
        118200         0       0
FEDERAL HOME LN MTG CORP     COM   313400301    4628   80750SH       SOLE
         80750         0       0
FIRST UN CORP                COM   337358105    7545  141200SH       SOLE
        141200         0       0
GENERAL ELEC CO              COM   369604103    7102   64200SH       SOLE
         64200         0       0
HOME DEPOT INC               COM   437076102    8180  131400SH       SOLE
        131400         0       0
LILLY ELI & CO               COM   532457108    5362   63175SH       SOLE
         63175         0       0
LUCENT TECHNOLOGIES INC      COM   549463107    9391   86950SH       SOLE
         86950         0       0
MATTEL INC                   COM   577081102    2601  104300SH       SOLE
        104300         0       0
MEDTRONIC INC                COM   585055106    5696   79250SH       SOLE
         79250         0       0
MERCK & CO INC               COM   589331107    1611   20100SH       SOLE
         20100         0       0
MICROSOFT CORP               COM   594918104   12807  142900SH       SOLE
        142900         0       0
BANK ONE CORP                COM   06423A103    5476   99450SH       SOLE
         99450         0       0
CISCO SYS INC                COM   17275R102   11337  103475SH       SOLE
        103475         0       0
FDX CORP                     COM   31304N107    5078   54600SH       SOLE
         54600         0       0
MCI WORLDCOM INC             COM   55268B106   11752  132700SH       SOLE
        132700         0       0
PROCTER & GAMBLE CO          COM   742718109    6885   70300SH       SOLE
         70300         0       0
SCHERING PLOUGH CORP         COM   806605101    6274  113550SH       SOLE
        113550         0       0
SPRINT CORP                  COM   852061100    6300   64200SH       SOLE
         64200         0       0
SUN MICROSYSTEMS INC         COM   866810104    8654   69200SH       SOLE
         69200         0       0
TIME WARNER INC              COM   887315109   10091  142500SH       SOLE
        142500         0       0
TYCO INTL LTD NEW            COM   902124106    9306  129700SH       SOLE
        129700         0       0